[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                        Annual Report

                        October 31, 2001

                        Mercury
                        Large Cap
                        Value Fund

                        Of Mercury Large Cap Series Funds, Inc.

A SPECIAL MESSAGE TO SHAREHOLDERS

THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11TH

A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans--across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics--economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.


                October 31, 2001 (2) Mercury Large Cap Value Fund

DEAR SHAREHOLDER

We are pleased to provide you with this annual report for Mercury Large Cap Value Fund. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Value Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fiscal Year in Review

For the 12 months ended October 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -8.45%, -8.75%, -8.81% and -9.39%, respectively. Since inception (December 22, 1999) through October 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +7.57%, +7.04%, +6.23% and +5.56%, respectively. (Fund results shown do not reflect sales charges. Complete performance information can be found on pages 5-8 of this report to shareholders.) This compares to the -11.86% and -6.72% total returns for the benchmark unmanaged Russell 1000(R) Value Index for the year ended October 31, 2001 and for the period December 31, 1999 to October 31, 2001, respectively. While absolute performance in the markets was difficult during the last year, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. During the fiscal year ended October 31, 2001, the largest significant positive contributors to performance included our overweight and stock selection in energy, health care issues, and stock selection in telecommunications services companies. The largest negative contributor to performance was our allocation to the information technology area. The largest positive contributors to performance relative to the benchmark during the last 12 months included Ultramar Diamond Shamrock Corporation, AutoZone Inc., Tenet Healthcare Corporation and Hewlett-Packard Company.

Based on the rallies we have seen in equity markets since their sharp declines in September, we believe that markets are reflecting the view that the current monetary and fiscal policy changes will have an effect and are giving the present economic and profits environment the benefit of the doubt. While we do not expect the current pace of the market to continue, and acknowledge that we still probably have some correction and testing ahead, we still believe that the lows of September 21, 2001 marked a major bottom in equity markets.


                October 31, 2001 (3) Mercury Large Cap Value Fund

We are defensively positioned in the portfolio, concentrating on sectors and stocks with near-term earnings deliverability and reasonable valuations. We believe our next major decision is when to introduce more cyclicality into the portfolio in anticipation of economic and market recovery. At this time, it is our opinion that any recovery is still somewhat premature. As a result, we are above benchmark weights in consumer discretionary and health care issues, and below benchmark weights in telecommunication services, information technology and materials. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Mercury Large Cap Value Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                          /s/ Robert C. Doll, Jr.

Terry K. Glenn                              Robert C. Doll, Jr.
President and Director/Trustee              Senior Vice President and
                                            Portfolio Manager

December 11, 2001

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                October 31, 2001 (4) Mercury Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, the Fund's performance would have been lower.


                October 31, 2001 (5) Mercury Large Cap Value Fund

Total Return Based on a $10,000 Investment

Class I & A Shares

A line graph depicting the growth of an investment in the Fund's Class I & Class A Shares compared to growth of an investment in the Russell 1000 Value Index. Values are from December 22, 1999 to October 2001:

                                     12/22/99**        10/00            10/01
Mercury Large Cap Value Fund+--
Class I Shares*                      $9,475            $11,133          $10,192
Mercury Large Cap Value Fund+--
Class A Shares*                      $9,475            $11,114          $10,142

                                     12/31/99          10/00            10/01
Russell 1000 Value Index++           $10,000           $10,584          $9,329

Class B & C Shares

A line graph depicting the growth of an investment in the Fund's Class B & Class C Shares compared to growth of an investment in the Russell 1000 Value Index. Values are from December 22, 1999 to October 2001:

                                     12/22/99**        10/00            10/01
Mercury Large Cap Value Fund+--
Class B Shares*                      $10,000           $11,650          $10,224
Mercury Large Cap Value Fund+--
Class C Shares*                      $10,000           $11,650          $10,556

                                     12/31/99          10/00            10/01
Russell 1000 Value Index++           $10,000           $10,584          $9,329

 * Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. The starting date for the Index in each of the graphs is from 12/31/99.

      Past performance is not indicative of future results.


                October 31, 2001 (6) Mercury Large Cap Value Fund

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                    % Return          % Return
                                                   Without Sales      With Sales
Class I Shares*                                       Charge            Charge**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                -5.52%             -10.48%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                  +4.43              + 1.30
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                                    % Return          % Return
                                                   Without Sales      With Sales
Class A Shares*                                       Charge            Charge**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                -5.74%             -10.68%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                  +4.19              + 1.07
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                     % Return           % Return
                                                      Without             With
Class B Shares*                                        CDSC              CDSC**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                -6.41%             -10.02%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                  +3.41              + 1.20
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                     % Return           % Return
                                                      Without             With
Class C Shares*                                        CDSC              CDSC**
--------------------------------------------------------------------------------
One Year Ended 9/30/01                                -6.46%             -7.37%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                  +3.38              +3.38
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.


                October 31, 2001 (7) Mercury Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

RECENT PERFORMANCE RESULTS*
================================================================================
                                   6-Month         12-Month      Since Inception
As of October 31, 2001          Total Return     Total Return     Total Return
--------------------------------------------------------------------------------
Class I                            -9.05%           -8.45%            +7.57%
--------------------------------------------------------------------------------
Class A                            -9.23            -8.75             +7.04
--------------------------------------------------------------------------------
Class B                            -8.95            -8.81             +6.23
--------------------------------------------------------------------------------
Class C                            -9.54            -9.39             +5.56
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 12/22/99.

IMPORTANT TAX INFORMATION

(UNAUDITED)

Of the ordinary income distributions paid by Mercury Large Cap Value Fund to shareholders of record on December 13, 2000, 25.38% qualifies for the dividends received deductions for corporations.

Please retain this information for your records.


                October 31, 2001 (8) Mercury Large Cap Value Fund

MASTER LARGE CAP
VALUE PORTFOLIO

PORTFOLIO INFORMATION AS OF OCTOBER 31, 2001 (unaudited)

Ten Largest                                  Percent of
Equity Holdings                              Net Assets
-------------------------------------------------------
Exxon Mobil Corporation                         3.5%
-------------------------------------------------------
Bank of America Corporation                     3.0
-------------------------------------------------------
The Procter & Gamble Company                    2.5
-------------------------------------------------------
Citigroup Inc.                                  2.3
-------------------------------------------------------
Philip Morris Companies Inc.                    2.2
-------------------------------------------------------
Federal National Mortgage
  Association                                   2.0
-------------------------------------------------------
Wachovia Corporation                            1.8
-------------------------------------------------------
Johnson & Johnson                               1.8
-------------------------------------------------------
Washington Mutual, Inc.                         1.5
-------------------------------------------------------
Tenet Healthcare Corporation                    1.4
-------------------------------------------------------

Five Largest                                 Percent of
Industries                                   Net Assets
-------------------------------------------------------
Banks                                          17.0%
-------------------------------------------------------
Health Care Providers & Services               13.9
-------------------------------------------------------
Oil & Gas                                       9.3
-------------------------------------------------------
Diversified Financials                          5.3
-------------------------------------------------------
Household Durables                              5.0
-------------------------------------------------------


                October 31, 2001 (9) Mercury Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of October 31, 2001

MERCURY LARGE CAP VALUE FUND

Assets:

Investment in a Master Large Cap Value Portfolio, at value (identified
  cost--$2,541,359)                                                                       $   2,535,261
                                                                                          -------------
Total assets                                                                                  2,535,261
                                                                                          -------------
-------------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                                $      824
  Administrator                                                                     532
                                                                             ----------
Total liabilities                                                                                 1,356
                                                                                          -------------
-------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                                $   2,533,905
                                                                                          =============
-------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                           $       1,299
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                   3,025
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                                                  15,514
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                   4,822
Paid-in capital in excess of par                                                              2,648,171
Accumulated realized capital losses on investments from
  the Portfolio--net                                                                           (110,647)
Accumulated distributions in excess of realized capital gains
  on investments from the Portfolio--net                                                        (22,181)
Unrealized depreciation on investments from the Portfolio--net                                   (6,098)
                                                                                          -------------
Net assets                                                                                $   2,533,905
                                                                                          =============
-------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $134,411 and 12,991 shares
  outstanding                                                                             $       10.35
                                                                                          =============
Class A--Based on net assets of $312,130 and 30,250 shares
  outstanding                                                                             $       10.32
                                                                                          =============
Class B--Based on net assets of $1,593,706 and 155,139 shares
  outstanding                                                                             $       10.27
                                                                                          =============
Class C--Based on net assets of $493,658 and 48,220 shares
  outstanding                                                                             $       10.24
                                                                                          =============
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (10) Mercury Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2001

MERCURY LARGE CAP VALUE FUND

Investment Income from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Dividends                                                          $   25,675
  Interest                                                                  537
  Securities lending--net                                                    21
  Expenses                                                              (10,198)
                                                                     ----------
Net investment income from the Portfolio                                 16,035
                                                                     ----------
-------------------------------------------------------------------------------

Expenses:

Printing and shareholder reports                      $    25,166
Professional fees                                          16,689
Account maintenance and distribution fees--Class B          7,517
Offering costs                                              7,167
Registration fees                                           6,716
Account maintenance and distribution fees--Class C          3,763
Administration fees                                         3,577
Transfer agent fees--Class B                                  892
Account maintenance fees--Class A                             490
Accounting services                                           424
Transfer agent fees--Class C                                  355
Transfer agent fees--Class A                                  281
Transfer agent fees--Class I                                  255
Other                                                       6,111
                                                      -----------
Total expenses before reimbursement                        79,403
Reimbursement of expenses                                 (57,901)
                                                      -----------
Total expenses after reimbursement                                       21,502
                                                                     ----------
Investment loss--net                                                     (5,467)
                                                                     ----------
--------------------------------------------------------------------------------

Realized & Unrealized Loss from the
  Portfolio--Net:

Realized loss on investments from the Portfolio--net                   (131,399)
Change in unrealized appreciation/depreciation on
  investments from the Portfolio--net                                   (73,681)
                                                                     ----------
Net Decrease in Net Assets Resulting from Operations                 $ (210,547)
                                                                     ==========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (11) Mercury Large Cap Value Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY LARGE CAP VALUE FUND

                                                                                       For the Period
                                                                         For the         December 22,
                                                                       Year Ended         1999+ to
Increase (Decrease) in Net Assets:                                  October 31, 2001  October 31, 2000
------------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                 $   (5,467)         $      (2,894)

Realized gain (loss) on investments from the Portfolio--net            (131,399)                20,146
Change in unrealized appreciation/depreciation on
  investments from the Portfolio--net                                   (73,681)                67,583
                                                                     ---------------------------------
Net increase (decrease) in net assets resulting from operations        (210,547)                84,835
                                                                     ---------------------------------
------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

In excess of realized gain on investments from the
  Portfolio--net:
  Class I                                                                (5,288)                    --
  Class A                                                                (5,001)                    --
  Class B                                                                (7,748)                    --
  Class C                                                                (4,144)                    --
                                                                     ---------------------------------
Net decrease in net assets resulting from distributions
  to shareholders                                                       (22,181)                    --
                                                                     ---------------------------------
------------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                                  2,181,798                     --
                                                                     ---------------------------------
------------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                          1,949,070                 84,835
Beginning of period                                                     584,835                500,000
                                                                     ---------------------------------
End of period                                                        $2,533,905          $     584,835
                                                                     =================================
------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               October 31, 2001 (12) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                Class I
                                                                ---------------------------------------
                                                                                        For the Period
                                                                     For the             December 22,
                                                                   Year Ended              1999+ to
Increase (Decrease) in Net Asset Value:                         October 31, 2001       October 31, 2000
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                            $          11.75       $          10.00
                                                                ---------------------------------------
Investment income (loss)--net                                                .04@@                 (.01)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                                  (1.02)                  1.76
                                                                ---------------------------------------
Total from investment operations                                            (.98)                  1.75
                                                                ---------------------------------------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   (.42)                    --
                                                                ---------------------------------------
Net asset value, end of period                                  $          10.35        $         11.75
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                        (8.45%)                17.50%@
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                           1.30%                  1.53%*
                                                                =======================================
Expenses++                                                                 8.10%                 40.33%*
                                                                =======================================
Investment income (loss)--net                                               .34%                  (.07%)*
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $            134         $          147
                                                                =======================================
-------------------------------------------------------------------------------------------------------

   *   Annualized.
  **   Total investment returns exclude the effects of sales loads.
   +   Commencement of operations.
  ++   Includes the Fund's share of the Portfolio's allocated expenses.
   @   Aggregate total investment return.
  @@   Based on average shares outstanding.

       See Notes to Financial Statements.


               October 31, 2001 (13) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                Class A
                                                                ---------------------------------------
                                                                                        For the Period
                                                                     For the             December 22,
                                                                   Year Ended              1999+ to
Increase (Decrease) in Net Asset Value:                         October 31, 2001       October 31, 2000
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                            $          11.73       $          10.00
                                                                ---------------------------------------
Investment income (loss)--net                                                .01@@                 (.03)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                                  (1.02)                  1.76
                                                                ---------------------------------------
Total from investment operations                                           (1.01)                  1.73
                                                                ---------------------------------------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   (.40)                    --
                                                                ---------------------------------------
Net asset value, end of period                                  $          10.32       $          11.73
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                        (8.75%)                17.30%@
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                           1.51%                  1.78%*
                                                                =======================================
Expenses++                                                                 6.86%                 40.58%*
                                                                =======================================
Investment income (loss)--net                                               .12%                  (.32%)*
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $            312       $            146
                                                                =======================================
-------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (14) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                Class B
                                                                ---------------------------------------
                                                                                        For the Period
                                                                     For the             December 22,
                                                                   Year Ended              1999+ to
Increase (Decrease) in Net Asset Value:                         October 31, 2001       October 31, 2000
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                            $          11.65       $          10.00
                                                                ---------------------------------------
Investment loss--net                                                        (.06)@@                (.10)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                                   (.95)                  1.75
                                                                ---------------------------------------
Total from investment operations                                           (1.01)                  1.65
                                                                ---------------------------------------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   (.37)                    --
                                                                ---------------------------------------
Net asset value, end of period                                  $          10.27       $          11.65
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                        (8.81%)                16.50%@
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                           2.18%                  2.52%*
                                                                =======================================
Expenses++                                                                 5.26%                 41.34%*
                                                                =======================================
Investment loss--net                                                       (.53%)                (1.07%)*
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $          1,594       $            146
                                                                =======================================
-------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (15) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY LARGE CAP VALUE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                Class C
                                                                ---------------------------------------
                                                                                        For the Period
                                                                     For the             December 22,
                                                                   Year Ended              1999+ to
Increase (Decrease) in Net Asset Value:                         October 31, 2001       October 31, 2000
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                            $          11.65       $          10.00
                                                                ---------------------------------------
Investment loss--net                                                        (.05)@@                (.10)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                                  (1.03)                  1.75
                                                                ---------------------------------------
Total from investment operations                                           (1.08)                  1.65
                                                                ---------------------------------------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                                   (.33)                    --
                                                                ---------------------------------------
Net asset value, end of period                                  $          10.24       $          11.65
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                        (9.39%)                16.50%@
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                           2.23%                  2.52%*
                                                                =======================================
Expenses++                                                                 5.30%                 41.34%*
                                                                =======================================
Investment loss--net                                                       (.44%)                (1.07%)*
                                                                =======================================
-------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $            494       $            146
                                                                =======================================
-------------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales loads.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (16) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP VALUE FUND

(1) Significant Accounting Policies:

Mercury Large Cap Value Fund of Mercury Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at October 31, 2001 was 0.8%. The Fund offers four classes of shares. Class I and Class A are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


               October 31, 2001 (17) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $2,852 have been reclassified between accumulated net realized capital losses and accumulated net investment loss, $2,615 has been reclassified between paid-in capital in excess of par and accumulated net investment loss and $3,458 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

(2) Transactions with Affiliates:

Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML& Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended October 31, 2001, FAM earned fees of $3,577, all of which was waived. In addition, FAM reimbursed the Fund $54,324 in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account              Distribution
                                           Maintenance Fee              Fee
--------------------------------------------------------------------------------
Class A                                         .25%                     --
--------------------------------------------------------------------------------
Class B                                         .25%                    .75%
--------------------------------------------------------------------------------
Class C                                         .25%                    .75%
--------------------------------------------------------------------------------


               October 31, 2001 (18) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. Effective September 28, 2001, the Fund did not accrue Class B distribution fees.

For the year ended October 31, 2001, Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S) received contingent deferred sales charges of $13,737 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3) Investments:

Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 2001 were $3,456,862 and $1,317,694, respectively.

(4) Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $2,181,798 for the year ended October 31, 2001. Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares of each class to FAM for $125,000 per class.

Transactions in capital shares for each class were as follows:

Class I Shares for the Year Ended October 31, 2001      Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions                                          491       $   5,288
                                                        -----------------------
Net increase                                                491       $   5,288
                                                        =======================
-------------------------------------------------------------------------------

Class A Shares for the Year Ended October 31, 2001      Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              17,999       $ 193,664
Shares issued to shareholders in reinvestment
  of distributions                                          465           5,001
                                                        -----------------------
Total issued                                             18,464         198,665
Shares redeemed                                            (714)         (7,959)
                                                        -----------------------
Net increase                                             17,750       $ 190,706
                                                        =======================
-------------------------------------------------------------------------------


               October 31, 2001 (19) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class B Shares for the Year Ended October 31, 2001      Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             216,343      $2,383,515
Shares issued to shareholders in reinvestment
  of distributions                                          723           7,748
                                                        -----------------------
Total issued                                            217,066       2,391,263
Shares redeemed                                         (74,427)       (829,602)
                                                        -----------------------
Net increase                                            142,639      $1,561,661
                                                        =======================
-------------------------------------------------------------------------------

Class C Shares for the Year Ended October 31, 2001      Shares    Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              68,728      $  773,944
Shares issued to shareholders in reinvestment
  of distributions                                          385           4,144
                                                        -----------------------
Total issued                                             69,113         778,088
Shares redeemed                                         (33,393)       (353,945)
                                                        -----------------------
Net increase                                             35,720      $  424,143
                                                        =======================
-------------------------------------------------------------------------------

(5) Capital Loss Carryforward:

At October 31, 2001, the Fund had a net capital loss carryforward of approximately $116,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


               October 31, 2001 (20) Mercury Large Cap Value Fund

INDEPENDENT AUDITORS' REPORT

MERCURY LARGE CAP VALUE FUND

The Board of Directors and Shareholders,
Mercury Large Cap Value Fund
(One of the Series constituting Mercury Large Cap Series Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Large Cap Value Fund as of October 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Large Cap Value Fund as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 14, 2001


               October 31, 2001 (21) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP VALUE PORTFOLIO

                                                                                In US Dollars
                                                                           ----------------------
                          Shares                                                       Percent of
Industry                   Held          Investments                         Value     Net Assets
-------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels,                   53,000 +International Game Technology            $ 2,705,650    0.8%
Restaurants &
Leisure
-------------------------------------------------------------------------------------------------
Household Durables       140,000  D.R. Horton, Inc.                          3,129,000    1.0
                          79,000  Fortune Brands, Inc.                       2,911,150    0.9
                          81,000  Lennar Corporation                         2,937,060    0.9
                          80,000 +Mohawk Industries, Inc.                    3,456,000    1.1
                          59,000  Whirlpool Corporation                      3,482,180    1.1
-------------------------------------------------------------------------------------------------
Leisure                  116,000  Eastman Kodak Company                      2,966,120    0.9
Equipment &
Products
-------------------------------------------------------------------------------------------------
Multiline Retail          99,000  Ross Stores, Inc.                          3,098,700    0.9
                         103,000  Sears, Roebuck & Co.                       3,993,310    1.2
-------------------------------------------------------------------------------------------------
Specialty Retail         376,000 +AutoNation, Inc.                           3,869,040    1.2
                          63,000 +AutoZone, Inc.                             3,687,390    1.1
                          28,000 +Borders Group, Inc.                          436,520    0.1
                         254,000 +Office Depot, Inc.                         3,454,400    1.1
                         227,000 +Venator Group, Inc.                        3,291,500    1.0
-------------------------------------------------------------------------------------------------
Textiles & Apparel        75,000  Liz Claiborne, Inc.                        3,412,500    1.0
                          80,000 +Polo Ralph Lauren Corporation              1,761,600    0.5
                         159,000 +Reebok International Ltd.                  3,300,840    1.0
-------------------------------------------------------------------------------------------------
                                  Total Consumer Discretionary
                                  (Cost--$54,911,986)                       51,892,960   15.8
-------------------------------------------------------------------------------------------------

Consumer Staples

Food & Drug Retailing     45,000  Albertson's, Inc.                          1,435,950    0.4
                         158,000  SUPERVALU Inc.                             3,371,720    1.0
-------------------------------------------------------------------------------------------------
Food Products            228,000  Archer-Daniels-Midland Company             3,176,040    1.0
                         175,000 +Smithfield Foods, Inc.                     3,683,750    1.1
                         365,000  Tyson Foods, Inc. (Class A)                3,573,350    1.1
-------------------------------------------------------------------------------------------------
Household Products       114,000  The Procter & Gamble Company               8,410,920    2.5
-------------------------------------------------------------------------------------------------
Tobacco                  152,000  Philip Morris Companies Inc.               7,113,600    2.2
                         104,000  UST Inc.                                   3,495,440    1.1
-------------------------------------------------------------------------------------------------
                                  Total Consumer Staples
                                  (Cost--$31,543,146)                       34,260,770   10.4
-------------------------------------------------------------------------------------------------


               October 31, 2001 (22) Mercury Large Cap Value Fund

                                                                                In US Dollars
                                                                           ----------------------
                          Shares                                                       Percent of
Industry                   Held          Investments                         Value     Net Assets
-------------------------------------------------------------------------------------------------
Energy

Oil & Gas                 89,000  Ashland Inc.                             $ 3,583,140    1.1%
                         293,000  Exxon Mobil Corporation                   11,558,850    3.5
                         167,000  Occidental Petroleum Corporation           4,228,440    1.3
                          98,000  Sunoco, Inc.                               3,668,140    1.1
                         143,000  USX-Marathon Group                         3,945,370    1.2
                          91,000  Valero Energy Corporation                  3,421,600    1.1
-------------------------------------------------------------------------------------------------
                                  Total Energy (Cost--$29,447,905)          30,405,540    9.3
-------------------------------------------------------------------------------------------------

Financials

Banks                     65,000  Astoria Financial Corporation              3,385,850    1.0
                         167,000  Bank of America Corporation                9,851,330    3.0
                          72,000  First Tennessee National Corporation       2,487,600    0.8
                         140,000  Golden State Bancorp Inc.                  3,550,400    1.1
                         111,000  GreenPoint Financial Corp.                 3,557,550    1.1
                         216,000  Hibernia Corporation (Class A)             3,283,200    1.0
                         164,000  National City Corporation                  4,329,600    1.3
                         129,000  North Fork Bancorporation                  3,599,100    1.1
                          74,000  Roslyn Bancorp, Inc.                       1,343,100    0.4
                         170,000  SouthTrust Corporation                     3,852,200    1.2
                          73,000  SunTrust Banks, Inc.                       4,369,780    1.3
                          82,000  U.S. Bancorp                               1,457,960    0.4
                         209,000  Wachovia Corporation                       5,977,400    1.8
                         166,000  Washington Mutual, Inc.                    5,011,540    1.5
-------------------------------------------------------------------------------------------------
Diversified              169,000  Citigroup Inc.                             7,692,880    2.3
Financials                79,000  Countrywide Credit Industries, Inc.        3,154,470    1.0
                          80,000  Fannie Mae                                 6,476,800    2.0
-------------------------------------------------------------------------------------------------
Insurance                318,000 +Conseco, Inc.                                950,820    0.3
                          75,000  Loews Corporation                          3,810,000    1.2
                         115,000  Old Republic International Corporation     2,917,550    0.9
                          29,000  The Progressive Corporation                4,022,590    1.2
-------------------------------------------------------------------------------------------------
                                  Total Financials (Cost--$90,665,535)      85,081,720   25.9
-------------------------------------------------------------------------------------------------

Health Care

Health Care               23,000  Beckman Coulter Inc.                         976,810    0.3
Equipment &              107,000  Becton, Dickinson and Company              3,830,600    1.2
Supplies                 170,000 +Boston Scientific Corporation              3,865,800    1.2
                          60,000  Hillenbrand Industries, Inc.               3,181,200    1.0
                          45,000 +St. Jude Medical, Inc.                     3,195,000    1.0
-------------------------------------------------------------------------------------------------


               October 31, 2001 (23) Mercury Large Cap Value Fund

                                                                                In US Dollars
                                                                           ----------------------
                          Shares                                                       Percent of
Industry                   Held          Investments                         Value     Net Assets
-------------------------------------------------------------------------------------------------
Health Care (concluded)

Health Care              193,000 +DaVita, Inc.                            $ 3,512,600     1.1%
Providers & Services      57,000 +Express Scripts, Inc. (Class A)           2,333,580     0.7
                         107,000  HCA--The Healthcare Corporation           4,243,620     1.3
                         100,000 +HEALTHSOUTH Corporation                   1,302,000     0.4
                          89,000 +Henry Schein, Inc.                        3,003,750     0.9
                         300,000 +Humana Inc.                               3,465,000     1.1
                         101,000  McKesson HBOC, Inc.                       3,735,990     1.1
                          46,000 +Quest Diagnostics Incorporated            3,007,480     0.9
                         533,000 +Service Corporation International         3,395,210     1.0
                          78,000 +Tenet Healthcare Corporation              4,486,560     1.4
                          56,000 +Trigon Healthcare, Inc.                   3,437,840     1.0
                          53,000  UnitedHealth Group Incorporated           3,484,750     1.1
                          68,000 +Universal Health Services,
                                  Inc. (Class B)                            2,746,520     0.8
                          33,000 +Wellpoint Health Networks Inc.            3,682,470     1.1
-------------------------------------------------------------------------------------------------
Pharmaceuticals           74,000  Bristol-Myers Squibb Company              3,955,300     1.2
                         103,000  Johnson & Johnson                         5,964,730     1.8
                         104,000  Mylan Laboratories, Inc.                  3,834,480     1.2
-------------------------------------------------------------------------------------------------
                                  Total Health Care
                                  (Cost--$71,482,378)                      74,641,290    22.8
-------------------------------------------------------------------------------------------------

Industrials

Aerospace & Defense        6,000  General Dynamics Corporation                489,600     0.1
-------------------------------------------------------------------------------------------------
Commercial               108,000  Deluxe Corporation                        3,780,000     1.2
Services & Supplies       48,000  First Data Corporation                    3,243,360     1.0
                         108,000  H & R Block, Inc.                         3,680,640     1.1
-------------------------------------------------------------------------------------------------
Road & Rail              109,000  CSX Corporation                           3,673,300     1.1
                         192,000  Norfolk Southern Corporation              3,216,000     1.0
-------------------------------------------------------------------------------------------------
Trading Companies &       38,000  Genuine Parts Company                     1,235,000     0.4
Distributors
-------------------------------------------------------------------------------------------------
                                  Total Industrials (Cost--$18,707,492)    19,317,900     5.9
-------------------------------------------------------------------------------------------------

Information Technology

Communications            93,000 +Advanced Fibre Communications, Inc.       1,732,590     0.5
Equipment                 29,000  Harris Corporation                          994,120     0.3
-------------------------------------------------------------------------------------------------
Computers &               93,000 +Storage Technology Corporation            1,745,610     0.5
Peripherals
-------------------------------------------------------------------------------------------------
IT Consulting &           55,000  Electronic Data Systems Corporation       3,540,350     1.1
Services
-------------------------------------------------------------------------------------------------
                                  Total Information Technology
                                  (Cost--$7,230,513)                        8,012,670     2.4
-------------------------------------------------------------------------------------------------


               October 31, 2001 (24) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                In US Dollars
                                                                           ----------------------
                          Shares                                                       Percent of
Industry                   Held          Investments                         Value     Net Assets
-------------------------------------------------------------------------------------------------
Telecommunications Services

Diversified               11,000  SBC Communications Inc.                  $  419,210     0.1%
Telecommunication         46,000  Verizon Communications                    2,291,260     0.7
Services
-------------------------------------------------------------------------------------------------
                                  Total Telecommunications Services
                                  (Cost--$2,843,883)                        2,710,470     0.8
-------------------------------------------------------------------------------------------------

Utilities

Electric Utilities       100,000  Entergy Corporation                       3,885,000     1.2
                         104,000  FirstEnergy Corp.                         3,583,840     1.1
                         124,000  Reliant Energy, Inc.                      3,465,800     1.1
                          82,000  TXU Corp.                                 3,758,880     1.1
-------------------------------------------------------------------------------------------------
Gas Utilities            152,000  Sempra Energy                             3,556,800     1.1
-------------------------------------------------------------------------------------------------
Multi-Utilities          115,000  UtiliCorp United Inc.                     3,407,450     1.0
-------------------------------------------------------------------------------------------------
                                  Total Utilities (Cost--$22,495,017)      21,657,770     6.6
-------------------------------------------------------------------------------------------------
                                  Total Investments
                                  (Cost--$329,327,855)                    327,981,090    99.9
-------------------------------------------------------------------------------------------------

                           Face
                          Amount       Short-Term Securities
-------------------------------------------------------------------------------------------------
Commercial              $214,000  General Motors Acceptance Corp.,
Paper*                            2.73% due 11/01/2001                        214,000     0.1
-------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities
                                  (Cost--$214,000)                            214,000     0.1
-------------------------------------------------------------------------------------------------
                                  Total Investments
                                  (Cost--$329,541,855)                    328,195,090   100.0
                                  Other Assets Less Liabilities                24,082     0.0
                                                                         --------------------
                                  Net Assets                             $328,219,172   100.0%
                                                                         ====================
-------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


               October 31, 2001 (25) Mercury Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of October 31, 2001

MASTER LARGE CAP VALUE PORTFOLIO

Assets:

Investments, at value (including securities loaned of $26,147,436)
  (identified cost--$329,541,855)                                                       $328,195,090
Investments held as collateral for loaned securities, at value                            27,492,700
Cash                                                                                             663
Receivables:
  Securities sold                                                     $ 8,052,067
  Contributions                                                           673,154
  Dividends                                                               281,739
  Loaned securities                                                        12,067          9,019,027
                                                                      -----------
Prepaid expenses                                                                              21,422
                                                                                        ------------
Total assets                                                                             364,728,902
                                                                                        ------------
----------------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                                 27,492,700
Payables:
  Securities purchased                                                  7,966,554
  Withdrawals                                                             798,709
  Investment adviser                                                      149,654          8,914,917
                                                                      -----------
Accrued expenses and other liabilities                                                       102,113
                                                                                        ------------
Total liabilities                                                                         36,509,730
                                                                                        ------------
----------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                              $328,219,172
                                                                                        ============
----------------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                       $329,565,937
Unrealized depreciation on investments--net                                               (1,346,765)
                                                                                        ------------
Net assets                                                                              $328,219,172
                                                                                        ============
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (26) Mercury Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2001

MASTER LARGE CAP VALUE PORTFOLIO

Investment Income:

Dividends (net of $60 foreign withholding tax)                             $ 4,409,228
Interest and discount earned                                                   123,492
Securities lending--net                                                          2,663
                                                                           -----------
Total income                                                                 4,535,383
                                                                           -----------
--------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                  $ 1,478,089
Accounting services                                           209,200
Custodian fees                                                 83,133
Professional fees                                              59,423
Trustees' fees and expenses                                    19,852
Printing and shareholder reports                                4,733
Offering costs                                                  1,111
Pricing fees                                                      485
Other                                                           3,892
                                                          -----------
Total expenses                                                               1,859,918
                                                                          ------------
Investment income--net                                                       2,675,465
                                                                          ------------
--------------------------------------------------------------------------------------

Realized & Unrealized Loss on
Investments--Net:

Realized loss on investments--net                                          (20,070,558)
Change in unrealized appreciation/depreciation on
  investments--net                                                          (4,593,919)
                                                                          ------------
Net Decrease in Net Assets Resulting from Operations                      $(21,989,012)
                                                                          ============
--------------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (27) Mercury Large Cap Value Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER LARGE CAP VALUE PORTFOLIO

                                                               For the Period
                                                    For the     December 22,
                                                   Year Ended     1999+ to
                                                  October 31,    October 31,
Increase (Decrease) in Net Assets:                    2001          2000
-----------------------------------------------------------------------------
Operations:

Investment income--net                          $   2,675,465    $     10,918
Realized loss on investments--net                 (20,070,558)       (231,704)
Change in unrealized appreciation/depreciation
  on investments--net                              (4,593,919)      3,247,154
                                                -----------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (21,989,012)      3,026,368
                                                -----------------------------
-----------------------------------------------------------------------------

Net Capital Transactions:

Proceeds from contributions                       335,579,777      74,080,806
  Fair value of withdrawals                       (62,509,934)       (968,833)
                                                -----------------------------
Net increase in net assets derived from net
  capital transactions                            273,069,843      73,111,973
                                                -----------------------------
-----------------------------------------------------------------------------

Net Assets:

Total increase in net assets                      251,080,831      76,138,341
Beginning of period                                77,138,341       1,000,000
                                                -----------------------------
End of period                                   $ 328,219,172    $ 77,138,341
                                                =============================
-----------------------------------------------------------------------------
+     Commencement of operations.

      See Notes to Financial Statements.


               October 31, 2001 (28) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP VALUE PORTFOLIO

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                For the Period
                                               For the           December 22,
                                             Year Ended            1999+ to
                                            October 31,          October 31,
Increase (Decrease) in Net Assets:              2001                 2000
------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                     .67%                  1.24%*
                                           ===================================
Expenses                                           .67%                  1.63%*
                                           ===================================
Investment income--net                             .96%                   .17%*
                                           ===================================
------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $    328,219         $       77,138
                                           ===================================
Portfolio turnover                              168.54%                 81.99%
                                           ===================================
------------------------------------------------------------------------------
*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


               October 31, 2001 (29) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP VALUE PORTFOLIO

(1) Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


               October 31, 2001 (30) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distribution. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities


               October 31, 2001 (31) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, the Portfolio typically receives the income on both the loaned securities and the collateral and, as a result, the Portfolio's yield may increase. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(2) Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. Prior to January 17, 2001, the annual rate was .75%.

Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the year ended October 31, 2001, the Portfolio reimbursed FAM an aggregate of $53,445 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.


               October 31, 2001 (32) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. For the year ended October 31, 2001, QA Advisors received $1,962 in securities lending agent fees.

In addition, MLPF&S received $1,980 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended October 31, 2001.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2001 were $739,954,198 and $459,255,369, respectively.

Net realized gains (losses) for the year ended October 31, 2001 and net unrealized losses as of October 31, 2001 were as follows:

                                          Realized             Unrealized
                                       Gains (Losses)            Losses
--------------------------------------------------------------------------------
Long-term investments                  $(20,070,574)          $(1,346,765)
Short-term investments                           16                    --
                                       -----------------------------------------
Total                                  $(20,070,558)          $(1,346,765)
                                       =========================================
--------------------------------------------------------------------------------

As of October 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $3,425,528, of which $15,843,307 related to appreciated securities and $19,268,835 related to depreciated securities. At October 31, 2001, the aggregate cost of investments for Federal income tax purposes was $331,620,618.

(4) Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the year ended October 31, 2001.


               October 31, 2001 (33) Mercury Large Cap Value Fund

INDEPENDENT AUDITORS' REPORT

MASTER LARGE CAP VALUE PORTFOLIO

The Board of Trustees and Investors,
Master Large Cap Value Portfolio
(One of the Series constituting Master Large Cap Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Value Portfolio as of October 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Large Cap Value Portfolio as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 14, 2001


               October 31, 2001 (34) Mercury Large Cap Value Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               October 31, 2001 (35) Mercury Large Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

          MUTUAL        MANAGED            ALTERNATIVE         INSTITUTIONAL
          FUNDS         ACCOUNTS           INVESTMENTS       ASSET MANAGEMENT
                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Value Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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